Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets

The components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2017	2016
Net operating loss carryforwards	$55,265	$85,148
Stock based compensation	297	435
Research and development credits	3,229	2,925
Fixed assets	3,477	2,617
Accruals	35	391

Total Deferred tax assets	62,303	91,516
Valuation allowance	(62,303)	(91,516)

Net deferred tax asset	$—	$—

Reconciliation of the Federal Statutory Rate to the Company's Effective Tax Rate

A reconciliation of the federal statutory rate to the Company’s effective tax rate is as follows:

	Years ended December 31,
	2017	2016
Federal Statutory Rate	34.0%	34.0%
State Tax	0.2	0.4
Change in Valuation Allowance	216.8	(34.8)
Stock-Based Compensation	(0.5)	(0.4)
Research Credits	0.3	1.7
Other	(0.1)	(1.0)
Tax Reform—Tax Rate Change	(250.7)	—

Provision for income taxes	(0.0)%	(0.0)%

Changes in Unrecognized Tax Benefits

The change in unrecognized tax benefits is as follows (in thousands):

Unrecognized tax benefits as of December 31, 2015	$1,410
Decrease in prior year unrecognized tax benefits	(447)
Increase in current year unrecognized tax benefits	109

Unrecognized tax benefits as of December 31, 2016	1,072
Increase in current year unrecognized tax benefits	75

Unrecognized tax benefits as of December 31, 2017	$1,147